Accrued Expenses (Tables)	3 Months Ended
Mar. 31, 2016
Payables and Accruals [Abstract]
Schedule of accrued expenses

   Accrued Expenses consisted of the following at March 31, 2016 and December 31, 2015:

	March 31,	December 31,
	2016	2015

Consulting Fees	$ ––	$ 765,379
Interest	1,261,327	1,639,949
Miscellaneous	503,331	460,852

Total Accrued Expenses	$1,764,658	$ 2,866,180